Accounts Receivable Factoring Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable Factoring Agreements to Third Parties
The following is a summary of receivables sold to the third-party financial institutions that existed at the following balance sheet dates:

In thousands	March 31, 2015	December 31, 2014
Trade receivables sold to financial institutions	$81,810	$92,528
Net amounts advanced from financial institutions	71,065	78,900
Amounts due from financial institutions	$10,745	$13,628

The following is a summary of receivables sold to the third-party financial institutions that existed at the following balance sheet dates:

In thousands	December 31, 2014	December 28, 2013
Trade receivables sold to financial institutions	$92,528	$71,542
Net amounts advanced from financial institutions	78,900	63,667
Amounts due from financial institutions	$13,628	$7,875